Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual)
Reserve for future chargebacks	$ 41,929		$ 41,929		$ 36,129	$ 61,572
Long term deferred rent	30,214		30,214		48,340	61,640
Stock based compensation related to non developers						342,714
Description of subscription offered					During 2012, subscriptions were offered in durations of one-, three-, six- and twelve-month terms.
Description of period for payback of remaining funds					The funds that are withheld each month are returned to the Company on a monthly basis after six months of being held in the reserve account and any remaining funds will be returned to the Company 90 to 180 days following termination of such agreements.
Credit card holdback receivable	256,924		256,924		287,293	441,840
Number of operating segments					1
Expected dividend yield					0.00%
Advertising and marketing	952,248	3,023,656	2,083,929	7,543,897	9,876,097	14,626,963
Receivable from payment processors					328,680
Receivable from advertising network					27,469	64,330
Cash in excess of FDIC insurance limits					4,995,958	1,561,947
Credit card holdback receivables in excess of FDIC insurance limits					$ 139,389	$ 248,534
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful life					Three years